Amounts Receivable and Other Assets	12 Months Ended
Jul. 31, 2019
Amounts Receivable And Other Assets
Amounts Receivable and Other Assets
3.	Amounts Receivable and Other Assets

	July 31, 2019	July 31, 2018
Current:
Sales tax receivable	$1,098	$1,321
Prepaid insurance	7,090	6,491
Vendor credit	–	16
Total	$8,188	$7,828